FORM N-CSR

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679

DATE OF FISCAL YEAR END:                               DECEMBER 31, 2011
DATE OF REPORTING PERIOD:                              DECEMBER 31, 2011


ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

      ===================================================================




                                   PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND



      ===================================================================



                               INVESTMENT ADVISER
                    F.L. Putnam InvestmentManagement Company
                               20 William Street
                         Wellesley, Massachusetts 02481



      ===================================================================


                                  ANNUAL REPORT
                                DECEMBER 31, 2011


      ===================================================================

                        PRINCIPLED EQUITY MARKET FUND

     The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund's management believes will contribute to the achievement of the Fund's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard and Poor's Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.


  Comparison of the Change in Value of a $10,000 Investment in the Principled
             Equity Market Fund and the Standard & Poors 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE      S&P500 VALUE
DECEMBER 31, 2001       $10,000.00       $10,000.00
DECEMBER 31, 2002       $ 8,100.36       $ 7,789.97
DECEMBER 31, 2003       $10,246.34       $10,024.47
DECEMBER 31, 2004       $11,298.24       $11,115.34
DECEMBER 31, 2005       $11,730.10       $11,661.24
DECEMBER 31, 2006       $13,241.69       $13,503.14
DECEMBER 31, 2007       $13,526.18       $14,244.97
DECEMBER 31, 2008       $ 8,561.36       $ 8,974.67
DECEMBER 31, 2009       $10,864.05       $11,349.75
DECEMBER 31, 2010       $12,600.47       $13,059.40
DECEMBER 31, 2011       $12,633.97       $13,355.18


Initial subscription for shares received on December 20, 1996

The results shown above should not be considered predictive of future returns.


         ------------------------------------------------------------------
                          Principled Equity Market Fund
                           Average Annual Total Return
         ------------------------------------------------------------------

           1 Year     3 Year     5 Year    10 Year    From Inception
         ------------------------------------------------------------------

           0.27%      13.85%     (0.94)%   2.37%      5.04%
         ------------------------------------------------------------------

         The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions. The results shown above should not be considered predictive of future returns.
         ------------------------------------------------------------------

To the Shareholders of the Principled Equity Market Fund -

2011 was an odd year. The Standard & Poor's 500 Stock Index began the year at 1258, rose 10% to the year's high in April, then dropped 21% to the October year's low, and finally rose 10% again to end the year at 1263 - almost exactly where it had started. The very largest companies - as a group - recorded higher returns than smaller companies due primarily to fear on the part of investors generally. Because our Fund's ethical, social justice and other non financial criteria preclude us from purchasing most of those companies, and because of temporarily higher expenses primarily resulting from updating our registration statement, we remained essentially unchanged for the year.

Although the year began with political and economic prognosticators expressing great concern about the state of the economy, it was pretty evident to anyone visiting shopping malls or restaurants early in the year that a recovery from the 2008/9 recession was occurring. By the end of the year even those commentators recognized it - six to ten months in arrears - and their unfortunate record of generally erroneous prognostications remains unsullied.

Comments by William Zink of PanAgora Asset Management (who became the Fund's Portfolio Manager at its inception) concerning 2011's returns follow below:

   "US equity markets produced strong results for Q4 with the S&P500 up 11.82% and the Russell 2000 up 15.47%. Prior concerns for the European sovereign debt crisis, a slowing world economy, US budget issues and the debt ceiling were all forgotten. MSCI EAFE returned 3.33% for the quarter while MSCI Emerging returned 4.42%. Our portfolio returned 12.30% in Q4.

   The fund, on a YTD basis, underperformed the S&P 500 Index by -0.62% prior to expenses. A review of sector performance shows, as it did September YTD, the majority of negative performance coming from the Energy sector. Not owning Exxon Mobil and Chevron Corp subtracted 67 basis points from results while our over weights in Apache, Peabody Energy, Murphy Oil and Devon Energy subtracted an additional 59 basis points. Not owning Philip Morris, Altria and Wal-Mart explains most of our under performance in the Consumer Staples sector. The Consumer Discretionary sector produced the largest positive excess impact on performance followed by the Materials sector. Genuine Parts, Home Depot and McDonalds were the big contributors among Consumer Discretionary stocks while not owning Freeport-McMoran explains a large piece of the Materials sector results."

As mentioned above, the Fund's ethical, social justice and other non financial criteria preclude it from owning most of the larger companies which recorded higher returns than most stocks last year, primarily due to investors' fears. This, together with temporarily higher expenses primarily resulting from updating our registration statement, caused the Fund to remain essentially unchanged for the year, while the large capitalization indices recorded slight gains. However, despite occasional year to year fluctuations, over the fifteen years of the Fund's existence the Fund has recorded an annualized total return of 5.77% before expenses, and 5.04% after expenses, closely bracketing the 5.45% recorded by the S&P500 stock index over the same period.* This has been a period characterized by severe declines, significant advances, occasional extreme volatility, and extended periods of little net movement in either direction - up or down.

Your management believes that the Fund's results during this period constitute achievement of the Fund's objective of approximating the returns recorded by the overall unmanaged domestic equity markets, while avoiding securities unacceptable to all significant constituencies of investors wishing to exclude from their investments the securities of companies involved with activities, products or services which they find unacceptable.

A serious concern at present is the potential damage to the purchasing power of the American Dollar which may be caused by current extraordinarily high government spending and deficits. This is a long-term problem, and one which the Fund is intended to help its shareholders solve. Although precise comparisons over long periods are difficult, since 1926 common stocks in the aggregate (as represented by the Standard & Poor's 500) appear to have risen more than three times as fast as the dollar's purchasing power has declined, and have provided growing income from dividends. So long as the American economy remains reasonably healthy, common stocks appear to be the most practical way to offset inflation for the average investor.

Our Fund is designed to provide all investors with a convenient means of participating in this investment which, over the long term, has risen so much faster than the rate of inflation, and the rate at which the dollar has declined.

Please do not hesitate to contact us if you have any questions or comments concerning your investment in the Fund.


Sincerely

/s/ David W.C. Putnam
Trustee and President

*All statistics herein are subject to audit.

** The Fund does not refer to itself as an `index' fund because of the large percentage of securities which cannot be utilized due to the shareholders' criteria

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2011


Assets:
Investments in securities, at fair value
 (cost $21,509,905; see Schedule of Investments,
 Notes 1, 2, 3 & 7).................................. $  29,374,787
Cash ................................................        90,025
Dividends and interest receivable....................        30,270
                                                        -----------
    Total assets.....................................    29,495,082
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Notes 4 & 5).        60,162
    Total Liabilities................................   -----------
                                                             60,162
                                                        -----------

Net assets........................................... $  29,434,920
                                                        ===========

Analysis of Net Assets:
Capital stock (2,750,000 shares authorized at no par
 value, amount paid in on 1,913,633 shares
 outstanding) (Note 1)...............................   21,771,902
Accumulated undistributed net investment income
 (Note 1)............................................        8,243
Accumulated realized loss from security transactions
(Note 1).............................................     (210,107)
Net unrealized appreciation in value of investments
(Note 3).............................................    7,864,882
                                                        -----------
    Net assets (equivalent to $15.38 per share, based
     on 1,913,633 shares of capital stock
     outstanding)...................................  $ 29,434,920
                                                        ===========



The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2011



Investment Income:
 Dividends (net of foreign withholding taxes of $0).. $  577,315
 Other income........................................      3,364
                                                        -----------
    Total income.....................................    580,679
                                                        -----------

Expenses:
 Legal fees..........................................     78,719
 Management fees, net (Note 4).......................     74,784
 Marketing expenses..................................     37,200
 Transfer fees (Note 5)..............................     30,918
 Administration fees (Note 5)........................     28,000
 Insurance expenses..................................     26,085
 Audit and accounting fees...........................     24,225
 Custodian fees......................................     21,375
 Trustees' fees and expenses.........................     15,000
 Compliance expenses.................................      5,000
 Other expenses......................................     17,660
                                                        -----------
    Total expenses...................................    358,966
                                                        -----------

Net investment income................................    221,713
                                                        -----------

Realized and unrealized gain (loss) from investments:
  Realized gain from investments-net.................     68,212
  Decrease in net unrealized appreciation
   on investments....................................   (209,373)
                                                        -----------
    Net realized and unrealized loss from investments   (141,161)
                                                        -----------

Net increase in net assets resulting from operations. $   80,552
                                                        ===========


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                       STATEMENTS OF CHANGES IN NET ASSETS







                                                Year Ended   Year Ended
                                                December 31, December 31,
                                                2011         2010
                                                -----------  ------------
Increase (decrease) in net assets from
 operations:
 Net investment income...................       $   221,713  $   271,037
 Realized gain from investments, net.....            68,212      526,197
 Net unrealized (depreciation)
  appreciation
  on investments.........................          (209,373)   3,154,888
                                                -----------  ------------
    Net increase in net assets resulting
     from operations.....................            80,552    3,952,122
                                                -----------  ------------
Distributions to shareholders:
 From net investment income
 ($0.12 and $0.14 per share in 2011 and
 2010)...................................          (228,860)    (269,417)
 From net realized gain on investments...                --           --
                                                -----------  ------------
    Total distributions to shareholders..          (228,860)    (269,417)
                                                -----------  ------------

Increase (decrease) in net assets from
 capital share transactions:

                        Number of Shares
                         2011      2010
                       --------- ---------
Proceeds from sale of
 shares..............      --        --                  --           --
Shares issued to
 shareholders in
 distributions
 reinvested..........   6,463     7,352              98,495      113,882
Cost of shares
 redeemed............ (24,589) (185,027)           (375,143)  (2,300,096)
                      -------- ---------        -----------  ------------
Decrease in net
 assets resulting
 from capital
 share transactions.. (18,126) (177,675)           (276,648)  (2,186,214)
                       ======= =========        ------------ ------------

Net (decrease) increase in net assets....          (424,956)   1,496,491
Net assets:
  Beginning of period....................        29,859,876   28,363,385
                                                ------------ ------------
  End of period (including undistributed
   net investment
   income of $8,243 and $15,390,
   respectively).........................       $29,434,920  $29,859,876
                                                ============ ============


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                              FINANCIAL HIGHLIGHTS
        (for a share of capital stock outstanding throughout each period)


                        Year      Year      Year      Year      Year
                        Ended     Ended     Ended     Ended     Ended
                        December  December  December  December  December
                        31, 2011  31, 2010  31, 2009  31, 2008  31, 2007
                        --------- --------  --------  --------- ----------


Investment income ...... $ 0.30    $ 0.29    $ 0.26     $ 0.34    $ 0.37
Expenses, net...........   0.19      0.15      0.11       0.11      0.13
                        --------- --------  --------  --------- ----------

Net investment income ..   0.11      0.14      0.15       0.23      0.24
Net realized and
 unrealized (loss)
 gain on investments....  (0.07)     2.01      2.73      (6.59)     0.15
                        --------- --------  --------  --------- ----------
Total from investment
operations..............   0.04      2.15      2.88      (6.36)     0.39
Distributions to
shareholders:
  From net investment      0.12      0.14      0.15       0.23      0.23
  income................
  From net realized gain
  on investments........     --        --        --         --      0.56
                        --------- --------  --------  --------- ----------
Net (decrease) increase
in net asset
value..................   (0.08)     2.01      2.73      (6.59)    (0.40)
Net asset value:

  Beginning of period...  15.46     13.45     10.72      17.31     17.71
                        ------------------------------ --------- ----------
  End of period......... $15.38    $15.46    $13.45     $10.72    $17.31
                        ============================== ========= ==========


Total Return............   0.27%    15.98%    26.90%    (36.71)%    2.15%
Net assets, end of
period..................$29,434,92 $29,859,87 $28,363,385 $23,694,62 $37,908,724
Ratio of expenses
to average net assets...   1.20%     1.02%     0.91%      0.79%     0.70%
Ratio of net investment
income to average
net assets..............   0.74%     0.98%     1.31%      1.53%     1.27%
Portfolio turnover rate.   0.08      0.02      0.16       0.06      0.14
Average commission rate
paid....................   0.0090    0.0109    0.0143     0.0148    0.0151
Number of shares
outstanding at end
of period............... 1,913,633 1,931,759 2,109,434  2,211,192  2,190,271


The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                       (Showing Percentage of Net Assets)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
COMMON STOCK - 99.80%
        CONSUMER DISCRETIONARY -- 12.19%
           Auto Components Industry -- 0.27%
  2,200    Johnson Controls Incorporated............  $   68,772
    600    Superior Industries International........       9,924
                                                      ----------
                                                          78,696
                                                      ----------

           Automobiles Industry -- 0.68%
 10,100    Ford Motor Company*......................     108,676
  2,400    Harley-Davidson Incorporated.............      93,288
                                                      ----------
                                                         201,964
                                                      ----------

           Distributors Industry -- 1.07%
  5,150    Genuine Parts Company....................     315,180
                                                      ----------


           Household Durables Industry -- 0.57%
  1,200    D.R. Horton Incorporated.................     15,132
  1,400    Leggett & Platt..........................     32,256
  1,982    Newell Rubbermaid Incorporated...........     32,009
  1,300    Stanley Black Decker Incorporated .......     87,880
                                                      ----------
                                                        167,277
                                                      ----------

           Hotels Restaurants & Leisure Industry
           -- 1.98%
    700    Darden Restaurants Incorporated..........     31,906
  4,200    McDonalds Corporation....................    421,386
  2,800    Starbucks Corporation....................    128,828
                                                      ----------
                                                        582,120
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Internet & Catalog Retail Industry --
           0.59%
  1,000    Amazon Incorporated*.....................    173,100
                                                      ----------


           Media Industry -- 2.35%
  9,050    Comcast Corporation Class A..............    214,576
  2,800    DirecTV Group Incorporated*..............    119,728
  2,500    Gannett Incorporated.....................     33,425
  2,000    McGraw Hill Company Incorporated.........     89,940
  2,400    Omnicom Group............................    106,992
  2,000    Time Warner Cable Class A................    127,140
                                                      ----------
                                                        691,801
                                                      ----------

           Multiline Retail Industry -- 0.57%
  1,100    Kohls Corp...............................     54,285
  3,500    Macy's Group Incorporated ...............    112,630
                                                      ----------
                                                        166,915
                                                      ----------

           Specialty Retail Industry -- 3.72%
  2,100    American Eagle Outfitters Incorporated...     32,109
  3,100    AutoNation Incorporated*.................    114,297
  1,575    Best Buy.................................     36,808
    100    Foot Locker Incorporated.................      2,384
 10,800    Home Depot Incorporated..................    454,032
  1,300    Limited Brands...........................     52,455
  8,000    Lowe's Companies Incorporated............    203,040

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Specialty Retail Industry (Continued)
  1,000    Office Depot Incorporated*...............     2,150
  1,950    Staples Incorporated.....................    27,085
  1,500    TJX Companies Incorporated...............    96,825
  1,100    Tiffany & Company .......................    72,886
                                                     -----------
                                                     1,094,071
                                                     -----------

           Textiles Apparel & Luxury Goods
           Industry -- 0.39%
  1,200    Nike Incorporated........................   115,644
                                                      ----------


           CONSUMER DISCRETIONARY TOTAL............. 3,586,768
                                                     -----------


        CONSUMER STAPLES -- 12.06%
           Beverages Industry -- 3.35%
  7,000    Coca Cola Company........................   489,790
  2,000    Coca Cola Enterprises....................    51,560
  6,700    Pepsico Incorporated.....................   444,545
                                                      ----------
                                                       985,895
                                                      ----------

           Food & Staples Retailing Industry --
           2.78%
  5,000    CVS/Caremark Corporation.................   203,900
  1,700    Costco Wholesale Corporation.............   141,644
  1,800    Safeway Incorporated.....................    37,872
    300    Supervalu Incorporated...................     2,436

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Food & Staples Retailing Industry
           (Continued)
  6,800    Sysco Corporation........................    199,444
  5,800    Walgreen Company.........................    191,748
    600    Whole Foods Market Incorporated..........     41,748
                                                      ----------
                                                        818,792
                                                      ----------

           Food Products Industry -- 3.06%
  1,100    Campbell Soup Company....................     36,564
  7,400    General Mills Incorporated...............    299,034
    400    Green Mountain Coffee Roaster*...........     17,940
  1,400    HJ Heinz Company.........................     75,656
  3,100    Kellogg Company..........................    156,767
  5,100    The Hershey Company......................    315,078
                                                      ----------
                                                        901,039
                                                      ----------

           Household Products Industry -- 2.67%
 11,800    Procter & Gamble Company.................    787,178
                                                      ----------


           Personal Products Industry -- 0.20%
  3,300    Avon Products Incorporated...............     57,651
                                                      ----------


           CONSUMER STAPLES TOTAL...................  3,550,555
                                                     -----------
* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
        ENERGY -- 11.27%
           Energy Equipment & Services Industry
           -- 2.79%
  1,900    Cameron International Corporation*.......    93,461
  1,500    Ensco International Incorporated.........    70,380
  6,200    Halliburton Company......................   213,962
  2,800    Nabors Industries Limited*...............    48,552
  2,390    National Oilwell Varco Incorporated......   162,496
  2,400    Rowan Companies Incorporated*............    72,792
  1,800    Seacor Holdings Incorporated*............   160,128
                                                      ----------
                                                       821,771
                                                      ----------

           Oil, Gas & Consumable Fuels Industry
           -- 8.48%
  2,600    Anadarko Petroleum Corporation...........   198,458
  2,600    Apache Corporation.......................   235,508
    200    Cabot Oil & Gas Corporation..............    15,180
  2,600    Chesapeake Energy........................    57,954
    612    Cimarex Energy Company...................    37,883
  3,116    Devon Energy Corporation.................   193,192
  1,800    EOG Resources............................   177,318
    600    El Paso Corporation......................    15,942
  2,100    Hess Corporation.........................   119,280
    700    Hollyfrontier Corporation................    16,380
  6,000    Marathon Oil Company.....................   175,620
  3,000    Marathon Petroleum Corporation...........    99,870
  2,400    Murphy Oil Corporation...................   133,776
    900    Newfield Exploration Company*............    33,957
  1,300    Noble Energy Incorporated................   122,707
  2,000    Peabody Energy Corporation...............    66,220
  1,100    Pioneer Natural..........................    98,428
  1,423    Plains Exploration & Production
           Company*.................................    52,252


* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Oil, Gas & Consumable Fuels Industry
           (Continued)
  1,700    Range Resources Corporation..............   105,298
  3,100    Southwestern Energy Company*.............    99,014
  6,300    Spectra Energy...........................   193,725
  2,900    Sunoco Incorporated......................   118,958
  3,900    Williams Companies Incorporated..........   128,778
                                                     -----------
                                                     2,495,698
                                                     -----------

           ENERGY TOTAL............................. 3,317,469
                                                     -----------


         FINANCIALS -- 13.76%
           Capital Markets Industry --2.45%
  1,560    Ameriprise Financial Incorporated........    77,438
  6,430    Bank of New York Mellon Corporation......   128,021
    600    Franklin Resources Incorporated..........    57,636
  1,700    Goldman Sachs Group......................   153,731
    900    Janus Capital Group Incorporated.........     5,679
  5,540    Morgan Stanley...........................    83,820
  1,100    Northern Trust...........................    43,626
     87    Piper Jaffray Companies*.................     1,758
  5,650    Schwab (Charles) Corporation.............    63,619
  1,500    State Street Corporation.................    60,465
    800    T Rowe Price Group Incorporated..........    45,560
                                                      ----------
                                                       721,353
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Commercial Banks Industry -- 3.66%
  3,900    BB&T Corporation.........................    98,163
  1,100    Comerica Incorporated....................    28,380
  6,100    Fifth Third Bankcorp.....................    77,592
    600    Keycorp..................................     4,614
  1,100    M & T Bank Corporation...................    83,974
  5,229    PNC Financial Services Group.............   301,557
  2,200    Suntrust Banks...........................    38,940
  1,300    Synovus Financial Corporation............     1,833
 16,328    US Bankcorp..............................   441,672
                                                     -----------
                                                     1,076,725
                                                     -----------

           Consumer Finance Industry -- 1.91%
  7,600    American Express Company.................   358,492
  2,400    Capital One Financial....................   101,496
  4,320    Discover Financial Services..............   103,680
                                                      ----------
                                                       563,668
                                                      ----------

           Diversified Financial Services
           Industry -- 0.98%
    200    CME Group Incorporated...................    48,734
  9,000    Citigroup Incorporated...................   236,790
  2,900    Federal Home Loan Mortgage Association*..       615
  5,500    Federal National Mortgage Association*...     1,106
                                                      ----------
                                                       287,245
                                                      ----------

           Insurance Industry -- 3.72%
  2,000    AFLAC Incorporated.......................    86,520
  2,900    Allstate Corporation.....................    79,489
  1,800    Chubb Corporation........................   124,596

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Insurance Industry (Continued)
    661    Cincinnati Financial.....................    20,134
  1,000    Erie Indemnity Company Class A...........    78,160
  1,400    Hartford Financial Services Group........    22,750
  2,008    Lincoln National Corporation.............    38,996
    600    MBIA Incorporated*.......................     6,954
  1,500    MGIC Investment Corporation*.............     5,595
  2,400    Marsh and McLennan Companies.............    75,888
  2,500    MetLife Incorporated.....................    77,950
  5,400    Progressive Corporation..................   105,354
  1,900    Prudential Financial.....................    95,228
    800    Renaissancere Holdings Limited...........    59,496
  3,213    The Travelers Companies Incorporated.....   190,113
  1,300    Unum Group...............................    27,391
                                                     -----------
                                                     1,094,614
                                                     -----------

           Real Estate Investment Trusts (REITs)
           Industry -- 1.04%
  1,700    Plum Creek Timber Company................    62,152
  2,100    ProLogis Incorporated REIT...............    60,039
  1,435    Simon Property Group Incorporated........   185,029
                                                      ----------
                                                       307,220
                                                      ----------

           FINANCIALS TOTAL......................... 4,050,825
                                                     -----------
* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
         HEALTH CARE -- 10.93%
           Biotechnology Industry - 2.97%
  5,440    Amgen Incorporated*......................    349,303
  1,300    Biogen Idec Incorporated*................    143,065
  7,300    Gilead Sciences Incorporated*............    298,789
    400    Pharmasset Incorporated*.................     51,280
    600    Regeneron Pharmaceuticals*...............     33,258
                                                      ----------
                                                        875,695
                                                      ----------

           Health Care Equipment & Supplies
           Industry -- 1.49%
  1,400    Carefusion Corporation*..................     35,574
  2,100    Hill Rom Holdings Incorporated...........     70,749
  8,700    Medtronic Incorporated...................    332,775
                                                      ----------
                                                        439,098
                                                      ----------

           Health Care Providers & Services
           Industry -- 3.45%
  4,200    Amerisourcebergen Corporation............    156,198
  2,800    Cardinal Health Incorporated.............    113,708
  2,600    Express Scripts Incorporated*............    116,194
  2,500    McKesson Corporation.....................    194,775
  3,198    Medco Health Solutions Incorporated*.....    178,768
  4,400    Quest Diagnostics Incorporated...........    255,464
                                                     -----------
                                                      1,015,107
                                                     -----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Pharmaceuticals Industry -- 3.02%
 12,200    Abbott Laboratories......................    686,006
  2,300    Allergan Incorporated....................    201,802
                                                      ----------
                                                        887,808
                                                      ----------

           HEALTH CARE TOTAL........................  3,217,708
                                                      ----------


         INDUSTRIAL -- 10.13%
           Air Freight & Logistics Industry --
           1.97%
  1,600    Fedex Corporation........................    133,616
  6,100    United Parcel Service....................    446,459
                                                      ----------
                                                        580,075
                                                      ----------

           Airlines Industry -- 0.12%
  4,050    Southwest Airlines Company...............     34,668
                                                      ----------


           Commercial Services & Supplies
           Industry -- 0.75%
  1,700    Deluxe Corporation.......................     38,692
  5,000    Pitney Bowes Incorporated................     92,700
  3,300    Republic Services Group..................     90,915
                                                      ----------
                                                        222,307
                                                      ----------

           Electrical Equipment Industry -- 1.11%
  4,200    Emerson Electric Company.................   195,678
  1,100    Rockwell Automation Incorporated.........    80,707
    900    Thomas and Betts Corporation*............    49,140
                                                      ----------
                                                       325,525
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Industrial Conglomerates Industry --
           1.03%
  3,700    3M Company...............................   302,401
                                                      ----------


           Machinery Industry -- 2.09%
  1,100    Cummins Incorporated.....................    96,822
  2,500    Deere and Company........................   193,375
    800    Flowserve Corporation....................    79,456
  3,600    Illinois Tool Works Incorporated.........   168,156
     48    Kadant Incorporated*.....................     1,085
  1,800    Paccar Incorporated......................    67,446
    200    Snap On Incorporated.....................    10,124
                                                      ----------
                                                       616,464
                                                      ----------

           Road & Rail Industry -- 2.24%
  7,200    CSX Corporation..........................   151,632
  2,900    Norfolk Southern Corporation.............   211,294
  2,800    Union Pacific Corporation................   296,632
                                                      ----------
                                                       659,558
                                                      ----------

           Trading Companies & Distributors
           Industry -- 0.82%
  1,100    Grainger, WW Incorporated................   205,909
  1,200    United Rentals*..........................    35,460
                                                      ----------
                                                       241,369
                                                      ----------

           INDUSTRIAL TOTAL.........................  2,982,367
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
         INFORMATION TECHNOLOGY -- 18.32%
           Communications Equipment Industry --
           2.83%
 18,300    Cisco Systems Incorporated...............    330,864
    587    JDS Uniphase*............................      6,128
  2,200    Juniper Networks*........................     44,902
  1,037    Motorola Mobility Holdings Incorporated*.     40,235
  1,185    Motorola Solutions Incorporated..........     54,854
  6,400    Qualcomm Incorporated....................    350,080
  1,400    Tellabs Incorporated.....................      5,656
                                                      ----------
                                                        832,719
                                                      ----------

           Computers & Peripherals Industry --
           5.40%
  2,700    Apple Incorporated*......................  1,093,500
  6,900    Dell Incorporated*.......................    100,947
  7,400    EMC Corporation*.........................    159,396
  4,300    Hewlett Packard Company..................    110,768
    900    Lexmark International....................     29,763
  1,500    Netapp Incorporated*.....................     54,405
    600    Qlogic Corporation*......................      9,000
  1,000    Western Digital*.........................     30,950
                                                      ----------
                                                      1,588,729
                                                      ----------


           Electronic Equipment Instruments &
           Components Industry -- 0.24%
  1,800    Ingram Micro Incorporated*...............     32,742
  1,625    Molex Incorporated.......................     38,773
                                                      ----------
                                                         71,515
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Internet Software & Services Industry
           -- 2.11%
  3,400    EBay Incorporated*.......................    103,122
    800    Google Incorporated Class A*.............    516,720
                                                      ----------
                                                        619,842
                                                      ----------

           IT Services Industry -- 2.56%
  3,600    Automatic Data Processing Incorporated...    194,436
  1,200    Cognizant Technology Solutions Class A*..     77,172
  2,600    Fidelity National Information Services...     69,134
    600    Fiserv Incorporated*.....................     35,244
    300    MasterCard Corporation...................    111,846
  1,500    Paychex Incorporated.....................     45,165
    629    Total System Services Incorporated.......     12,303
  1,400    Visa Incorporated Class A................    142,142
  3,685    Western Union Company....................     67,288
                                                      ----------
                                                        754,730
                                                      ----------

           Semiconductors & Semiconductor
           Equipment Industry -- 3.39%
  1,800    Altera Corporation.......................     66,780
  2,200    Analog Devices Incorporated..............     78,716
  5,900    Applied Materials Incorporated...........     63,189
  1,800    Broadcom Corporation Class A.............     52,848
 17,400    Intel Corporation........................    421,950
  1,000    KLA-Tencor Corporation...................     48,250
  1,800    LSI Corporation*.........................     10,710
  2,200    Micron Technology Incorporated*..........     13,838
    400    Novellus Systems Incorporated*...........     16,516


* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Semiconductors & Semiconductor
           Equipment    Industry (Continued)
  2,700    Nvidia Corporation*......................     37,422
  4,800    Texas Instruments........................    139,728
  1,500    Xilinx Incorporated......................     48,090
                                                      ----------
                                                        998,037
                                                      ----------

           Software Industry -- 1.79%
  1,600    Adobe Systems Incorporated*..............     45,232
  2,550    CA Incorporated..........................     51,561
    400    Citrix Systems Incorporated*.............     24,288
  3,000    Compuware Corporation*...................     24,960
 12,329    Oracle Corporation.......................    316,239
  4,149    Symantec Corporation*....................     64,932
                                                      ----------
                                                        527,212
                                                      ----------

           INFORMATION TECHNOLOGY TOTAL.............  5,392,784
                                                      ----------


         MATERIALS -- 2.91%
           Chemicals Industry -- 1.10%
    600    Airgas Incorporated......................     46,848
  2,600    Praxair Incorporated.....................    277,940
                                                      ----------
                                                        324,788
                                                      ----------

           Construction Materials Industry --
           0.15%
  1,100    Vulcan Material Company..................     43,285
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
           Containers & Packaging Industry --
           1.42%
  5,300    Aptargroup Incorporated..................    276,501
  1,800    Bemis Company Incorporated...............     54,144
    800    Owens-Illinois Incorporated*.............     15,504
  4,200    Sealed Air Corporation...................     72,282
                                                      ----------
                                                        418,431
                                                      ----------

           Metals & Mining Industry -- 0.24%
  1,100    Cliffs Natural Resources Incorporated....     68,585
                                                      ----------


           MATERIALS TOTAL..........................    855,089
                                                      ----------


         TELECOMMUNICATION SERVICES -- 4.22%
           Diversified Telecommunication Services
           Industry -- 3.89%
 19,790    A T & T Corporation......................    598,450
    874    Centurylink Incorporated.................     32,513
  2,256    Frontier Communications Corporation......     11,618
 12,500    Verizon Communications...................    501,500
                                                      ----------
                                                      1,144,081
                                                      ----------

           Wireless Telecommunication Services
           Industry -- 0.33%
  1,600    American Tower Corporation*..............     96,016
                                                      ----------


           TELECOMMUNICATION SERVICES TOTAL.........  1,240,097
                                                      ----------

* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND


                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2011

                                   (Continued)

                                                       Value
 Quantity                                            (Note 1)
 --------                                            --------
         UTILITIES -- 4.01%
           Gas Utilities Industry -- 1.79%
  5,900    Atmos Energy Corporation.................    196,765
  4,300    UGI Corporation..........................    126,420
  4,600    WGL Holdings.............................    203,412
                                                      ----------
                                                        526,597
                                                      ----------

           Multi-Utilities Industry -- 1.14%
  4,800    CenterPoint Energy Incorporated..........     96,432
  5,100    NStar....................................    239,496
                                                      ----------
                                                        335,928
                                                      ----------

           Water Utilities Industry -- 1.08%
 10,000    American Water Works Company.............    318,600
                                                      ----------


           UTILITIES TOTAL..........................  1,181,125
                                                      ----------


           Total common stocks (cost $21,509,905)... 29,374,787
                                                      ----------

CASH & OTHER ASSETS, LESS LIABILITIES - 0.20%.......     60,133
                                                      ----------


Total Net Assets....................................$29,434,920
                                                     ===========


* Non income producing security

 The accompanying notes are an integral part of these financial statements.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2011


1. Significant Accounting Policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry.
   A. Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
   B. Investment Securities-- Security transactions are recorded on the date the investments are purchased or sold. All investments in securities are recorded at their estimated fair value, as described in note 2. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates. The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings.
   C. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2010) or expected to be taken in the Trust's 2011 tax returns.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2011

                                   (Continued)

    The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense. No such interest and penalties have been accrued as of December 31, 2011.
   D. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   E. Distributions to Shareholders-- Dividends to shareholders from net investment income and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.
2. Securities Valuations:
   As described in note 1, the Trust utilizes various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
      Level 1--Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access. Level 2--Other significant observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
      Level 3--Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
   The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2011

                                   (Continued)



   Fair Value Measurements
   A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.
   Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. The following table summarizes the inputs used to value the Trust's investments measured at fair value as of December 31, 2011:

                         Level         Level      Level      Total
                         1             2          3
   Common Stocks
      Consumer
      Discretionary      $3,586,768    $--        $--      $3,586,768

      Consumer
      Staples            3,550,555      --         --       3,550,555

      Energy             3,317,469      --         --       3,317,469

      Financials         4,050,825      --         --       4,050,825

      Health Care        3,217,708      --         --       3,217,708

      Industrial         2,982,367      --         --       2,982,367

      Information
      Technology         5,392,784      --         --       5,392,784

      Materials            855,089      --         --         855,089

      Telecommunication
      Services           1,240,097      --         --       1,240,097

      Utilities          1,181,125      --         --       1,181,125

                      ------------------------------------------------
   Total Common
   Stocks              $29,374,787     $--        $--     $29,374,787
                      ================================================


3. Tax Basis of Investments:
   At December 31, 2011 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of a loss on a wash sale that occurred during 2010. The federal income tax basis of the Trust's investments at December 31, 2011 was $21,510,409. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $10,162,329. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $2,297,951. Net unrealized appreciation in investments for tax purposes at December 31, 2011 was $7,864,378.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2011

                                   (Continued)


   The Trust had post-October capital losses of $28,440 for the year ended December 31, 2011. In addition, the Trust has $206,016 in capital loss carryforwards with an expiration date of 2017.

   The Trust also has $504 in disallowed losses due to wash sales that occurred during 2010. These disallowed losses were added to the tax cost basis of the securities that were repurchased. These losses will be used to offset future gains on these securities.
4. Investment Advisory and Sub-Advisory Agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor").
   The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio.

   The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust's securities portfolio using the list of securities provided by F.L. Putnam.
   The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). For the year ended December 31, 2011, the Trust incurred investment advisory fees of $29,914 from F.L. Putnam, and $44,870 from PanAgora. F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On dateYear2002Day15Month3March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time. At December 31, 2011, investment advisory fees of $17,078 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. Of this amount $6,831 was due to F.L. Putnam and $10,247 was due to PanAgora.
5. Independent Registered Public Accountant, Administration and Transfer Agent
   Services:
   Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the year ended December 31, 2011, the Trust incurred fees of $24,225 for audit and tax preparation. At December 31, 2011, audit and accounting fees of $24,980 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2011

                                   (Continued)


   The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services were $28,000. At December 31, 2011, administrative and fund accounting fees of $2,443 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. The Trust has entered into an agreement with DST Systems, Incorporated for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000 with additional amounts for out-of-pocket expenses. At December 31, 2011, transfer fees of $2,777 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
6. Related Parties:
   David W.C. Putnam, the President, Secretary and a trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust's investment adviser.
   Through June 30, 2011, Christopher Y. Williams was Chief Compliance Officer of the Trust. He is also the President of Cardinal Investment Services, Incorporated, the Trust's administrator and former transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2011. On July 1, 2011, James Craver was named Chief Compliance Officer of the Trust. He was paid $5,000 for his services as Chief Compliance Officer for the year ended December 31, 2011. At December 31, 2011, compliance expenses of $833 were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
7. Purchases and Sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2011 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
       such securities........................   $         --
      Other investments.......................
                                                    2,297,117
                                                  -------------
                                                 $  2,297,117
                                                  =============

    Proceeds from sales and maturities:
      U.S. Government and investments backed by
       such securities........................   $         --
      Other investments.......................      2,626,748
                                                  -------------
                                                 $  2,626,748
                                                  =============
8. Certain Transactions:
It is the Trust's intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares.
9. Notice of Possible Delisting Action:
   In June 2010, the Trust received a Notice of Delisting Action from the Chicago Stock Exchange (the "Exchange" or "CHX") informing the Trust of its preliminary determination to delist the Fund as a Tier II security of the CHX unless the Trust submitted a plan to increase its trading volume to meet the Exchange's enhanced listing requirements. In July 2010, the Trust formulated a plan to satisfy the enhanced listing maintenance requirements. The Exchange has accepted the plan with the condition that the Trust would need to increase its trading volume within an eighteen-month period from the date of the original letter or delisting action would commence.

                          PRINCIPLED EQUITY MARKET FUND

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2011

                                   (Continued)


   The Trust has been providing quarterly reports to the CHX of its progress on increasing its trading volume. As of December 31, 2011, the eighteen-month period has ended and no further communications have been received and no further actions have been taken by the CHX.
10. Distribution to Shareholders:
   On December 4, 2011, a distribution of $0.12 per share was declared. The distribution was paid on December 28, 2011 to shareholders of record on December 23, 2011. On December 3, 2010, a distribution of $0.14 per share was declared. The distribution was paid on December 29, 2010 to shareholders of record on December 23, 2010.

      The tax character of distributions paid during 2011 and 2010 was as follows:

                                             2011           2010
                                             ----           ----
  Distributions paid from:
     Ordinary income                     $    228,860     $  269,417
     Long-term capital gain                        --             --
                                         -------------    ----------
                                         $    228,860     $  269,417
                                         =============    ==========
11. Investment Restrictions:
   The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust's management believes will contribute to the achievement of the Trust's objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases "acceptable" securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal.
12. Subsequent Events:
   The Trust has evaluated the impact of all subsequent events on the Trust through February 22, 2012, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

  Supplemental Information
   ------------------------
VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolio is available without charge, upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the year ended December 31, 2010 is also available by calling collect 239-304-1679, or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available, without charge and upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

The Trust has adopted a Dividend Reinvestment Plan (the "Plan") that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, DST Systems ("DST"), in additional shares of the Trust. If you elect to receive your distributions in cash, you will receive them in cash paid by check mailed directly to you by the Plan Administrator.

The Trust's Plan provides that each shareholder of the Trust must affirmatively elect to participate in the Plan upon becoming a shareholder of the Trust. No action is required on the part of a registered stockholder to have their cash distribution reinvested in shares of the Trust. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of the Trust that you will receive will be determined as follows:

         The number of shares to be issued to a shareholder shall be based on the Net Asset Value per share of the Trust (the "Reinvestment NAV") on the payable date.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator at DST Systems, 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662 in accordance with such reasonable requirements as the Plan Administrator may agree upon.

The Plan Administrator maintains all common stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Shares in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to us. Any proxy you receive will include all shares you have received under the Plan.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.

If you hold your shares with a brokerage firm that does not participate in the Plan, you may not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

There is no direct service charge to participants in the Plan; however, we reserve the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Trustees the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the SEC or any other regulatory authority, require us to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from DST at 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Trust held on October 25, 2011, the Board considered the re-approval for an annual period (through September, 2011) of the Trust's Investment Advisory Agreement (the "Management Agreement") with the Adviser, F.L. Putnam Investment Management Company, pursuant to which the Adviser provides the Trust with overall investment advisory and administrative services, and the Sub-Advisory Agreement with the Sub-Advisor, PanAgora Asset Management, pursuant to which the Sub-Advisor provides the Trust with investment advisory services.

Analysis of Nature, Extent and Quality of Services Provided to the Trust.

The Board members received a presentation from representatives of the Adviser and the Sub-Advisor regarding services provided to the Trust and discussed the nature, extent and quality of the services provided to the Trust pursuant to its Management Agreement. The Adviser's representatives reviewed the Trust's permitted investments, its screening process to ensure that only permitted investments as described in the Trust's prospectus are held by the Trust, and a comparison of the Trust's investment performance to the S&P 500 Index and other relevant benchmarks. The Board members also considered the Adviser's and the Sub-Advisor's research and portfolio management capabilities and their administrative, accounting and compliance infrastructure. The Board also considered the Adviser's and Sub-Advisor's brokerage policies and practices and the standards applied in seeking best execution, and their code of ethics and compliance policies and practices.

Comparative Analysis of the Trust's Performance and Investment Advisory Fee and Expense Ratio.

The Board members reviewed the Trust's performance and comparisons to the S&P 500 Index and to certain other funds which have similar exclusionary criteria with respect to permitted investments. The Board members noted that the Trust's total return performance for the year-to-date was comparable to the relevant Index, notwithstanding the exclusionary criteria which limits the Trust's universe of potential investments. The Board members also discussed the Trust's investment advisory fee and expense ratio and reviewed the range of investment advisory fees and expense ratios as compared to a comparable group of Trusts (the "Expense Group") and a broader group of Trusts (the "Expense Universe"). The Board members noted that the actual and contractual investment advisory fees and total expense ratio of the Trust were competitive with the Expense Group medians.

Representatives of the Adviser reviewed with the Board members the investment advisory fees paid by other accounts managed by the Adviser and the Sub-Advisor with similar investment objectives, policies and strategies as the Trust (the "Similar Accounts"). The Adviser's representatives explained the nature of the Similar Accounts and the differences in providing services to such Similar Accounts as compared to managing and providing services to the Trust. Representatives of the Adviser and the Sub-Advisor noted that they do not manage other trusts with similar investment objectives, policies and strategies as the Trust. The Board also considered advisory and administrative fee information from other similar funds provided by the Trust's Administrator. The Board analyzed the differences in fees paid to the Adviser and Sub-Advisor and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts and the other funds to evaluate the appropriateness and reasonableness of the Trust's investment advisory fee.

Analysis of Profitability and Economies of Scale.

The Adviser's representatives reviewed the dollar amount of expenses allocated and profit received by the Adviser and Sub-Advisor and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the Trust, and the extent to which economies of scale would be realized if the Trust grows and whether fee levels reflect these economies of scale for the benefit of Trust investors. The Board members also considered potential benefits to the Adviser and Sub-Advisor from acting as investment advisers to the Trust, including any soft dollar arrangements with respect to trading the Trust's investments.

It was noted that the Board members should consider the Adviser's profitability with respect to the Trust as part of their evaluation of whether the fee under the Management Agreement and Sub-Advisory Agreement bear a reasonable relationship to the range of services provided by the Adviser and Sub-Advisor, including the nature, extent and quality of such services. It was further noted that a discussion of economies of scale is predicated on increasing assets and that, if a Trust's assets had been decreasing, the possibility that the Adviser may have realized any economies of scale would be less.

At the conclusion of these discussions, the Board, including all of the members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the

Management Agreement and Sub-Advisory Agreement.

Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

o The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisor are adequate and appropriate.

o The Board noted the impact of the Trust's exclusionary investment criteria on the Trust's performance and its satisfaction with the Adviser's screening process for acceptable securities while emphasizing the need for continued diligence in that regard.

o The Board concluded that the fees paid by the Trust to the Adviser and the Sub-Advisor were reasonable in light of the services provided, comparative performance, expense and investment advisory fee information (including the fee waiver and expense reimbursement arrangement), costs of the services provided and profits to be realized and benefits derived or to be derived by the Adviser and Sub-Advisor from its relationship with the Trust.

o The Board determined that the economies of scale which may accrue to the Adviser and Sub-Advisor in connection with the management of the Trust had been adequately considered by them in connection with the investment advisory fee rate charged to the Trust, and that, to the extent in the future it were determined that material economies of scale had not been shared with the Trust, the Board would seek to have those economies of scale shared with the Trust.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Trust and its shareholders.

                          PRINCIPLED EQUITY MARKET FUND


                               OFFICERS & TRUSTEES





Name                        Positions(s)     Term of         Principal          Number of        Other
Address and                 Held with        Office and      Occupation(s)      Portfolios in    Directorships
Age                         Trust            Length of       During Past        Fund Complex     Held by
                                             Time Served     5 Years            Overseen by      Trustee
                                                                                Trustee
===============================================================================================================

HOWARD R. BUCKLEY
20 Appletree Drive         Non-Interested    13 Years        President, Chief   1                None
South Portland, ME 04106   Trustee           Served. Term    Executive Officer
Age 74                                       is for Life     and Director,
                                                             (Retired) Mercy
                                                             Health System of
                                                             Maine

===============================================================================================================

SISTER ANNE MARY DONOVAN
447 Chestnut Hill Avenue   Non-Interested    13 Years        Treasurer,         1                None
Brookline, MA 02445        Trustee           Served. Term    Emmanuel College
Age 70                                       is for Life

===============================================================================================================

DAVID W.C. PUTNAM
90 Lake Avenue             Interested        15 Years        President,         1                None
Newton Center, MA 02459    Trustee,          Served. Term    F.L. Putnam
Age 72                     President &       is for Life     Securities Company
                           Secretary

===============================================================================================================

GEORGE A. VIOLIN, M.D., F.A.C.S.
16 Main Street             Interested        13 Years        Physician;         1                None
Dover MA 02030             Trustee*          Served. Term    Principal,
Age 68                                       is for Life     Ambulatory Surgical
                                                             Centers of America,
                                                             L.L.L.C

===============================================================================================================

CHRISTOPHER Y. WILLIAMS
5072 Annunciation Circle   Asst. Secretary   15 Years        President,                          None
Ave Maria, FL 34142        & Asst.           Served.         Cardinal Investment
Age 47                     Treasurer                         Services, Inc.

===============================================================================================================

REV. MR. JOEL M. ZIFF
344 Cambridge Road         Chairman &        13 Years        Partner,           1                None
Plymouth Meeting, PA 19462 Non-Interested    Served. Term    (Retired)
Age 79                     Trustee,          is for Life     Arthur Andrson
                           Chairman of Audit                 & Co.
                           Committee

===============================================================================================================

JAMES B. CRAVER
40 MILLER HILL RD.         Chief Compliance  6 Months        Attorney,           1                None
Dover, MA 02030            Officer           Served.         James B. Craver
Age 79                                                       & Associates



===============================================================================================================
* Dr. Violin's son is currently employed by the Adviser


                          PRINCIPLED EQUITY MARKET FUND


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of Principled Equity Market Fund:


We have audited the accompanying statement of assets and liabilities of Principled Equity Market Fund (a Massachusetts business trust), including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (placecountry-regionUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Principled Equity Market Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                    Livingston & Haynes, P.C.


Wellesley, Massachusetts
February 22, 2012

                          PRINCIPLED EQUITY MARKET FUND


                               INVESTMENT ADVISER
                    F.L. Putnam Investment Management Company
                20 William Street, Wellesley, Massachusetts 02481
                                 (800) 344-3435

                                   SUB-ADVISOR
                         PanAgora Asset Management, Inc.
           470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210

                        ADMINISTRATOR AND FUND ACCOUNTANT
                   Cardinal Investment Services, Incorporated
                       5072 Annunciation Circle, Suite 317
                            Ave Maria, Florida 34142
                                 (239) 304-1679

                                    CUSTODIAN
                        State Street Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Livingston & Haynes, P.C.
           40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219


                                 TRANSFER AGENT
                                DST Systems, Inc.
                210 West 10th Street, Kansas City, Missouri 64105







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2011, Principled Equity Market Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at (239) 304-1679.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2011 and December 31, 2010, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $24,225 and $22,400.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2011 and December 31, 2010, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2011 and  December 31, 2010,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $6,050 and $5,600, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2011 and December 31, 2010, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The Audit Committee pre-approves the Trust's accountant engagement for audit and non-audit services to the Trust and certain non-audit services to the Service Affiliates on a case-by case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the accountant's independence.

     There were no services provided to the Trust or Service Affiliates during the last two years for which the pre-approval requirement was waived pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2011 and December 31, 2010, the aggregate non-audit fees billed by L&H for services rendered to F.L. Putnam Investment Management Company ("FLP"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with FLP that provides ongoing services to the Trust, totaled $27,900 and $4,825, resprectively.

     During the Trust's fiscal years ended December 31, 2011 and December 31, 2010, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $6,050 and $5,600, respectively

(h) Registrant's Board of Trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's Investment Adviser. The Audit Committee of the Board of Trustees of the Trust has reviewed the statement of independence provided by Livingston & Haynes, considered whether the provision of non-audit services by the firm to the Trust's Investment Adviser and any entity controlling, controlled by, or under common control with the Adviser is compatible with such firm's independence with respect to the Trust, and concluded that the non-audit services provided by Livingston & Haynes do not compromise that firm's independence with regard to the Trust.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee. The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, and George A. Violin.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES



                         Principled Equity Market Fund
                       Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>      Approval of auditors
>>      Election of directors
>>      Indemnification provisions for directors
>>      Liability limitations of directors
>>      Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>      Mergers and acquisitions
>>      Restructuring
>>      Re-incorporation
>>      Changes in capitalization
>>      Increase in number of directors
>>      Increase in preferred stock
>>      Increase in common stock
>>      Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>      Poison pills
>>      Golden parachutes
>>      Greenmail
>>      Supermajority voting
>>      Dual class voting
>>      Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>      Annual election of directors
>>      Anti-poison pill
>>      Anti-greenmail
>>      Confidential voting
>>      Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc. ("PanAgora"), has 36 years of investment management experience and has been with PanAgora since 1988.

(a)(2)
        (i) William G. Zink
        (ii)
                RIC: 2 accounts; total AUM $46,414,164
                Pooled: 6 accounts; total AUM $1,408,858,961
                Other: 21 accounts; total AUM $2,505,275,241
        (iii) 2 accounts with a performance fee; total AUM $568,648,930
        (iv)  N/A

(a)(3)
All of PanAgora's investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4) None
(a)(4)(b) N/A



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS


                   REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD        TOTAL           AVERAGE        TOTAL           MAXIMUM NUMBER
              NUMBER OF       PRICE PAID     NUMBER OF       OF SHARES THAT
2011          SHARES          PER SHARE      SHARES          MAY YET BE
              PURCHASED                      PURCHASED       PURCHASED UNDER
                                             AS PART OF      THE PLANS OR
                                             PUBLICALLY      PROGRAMS
                                             ANNOUNCED
                                             PLANS OR
                                             PROGRAMS


JUL 1-31            --            --              --         92,723
AUG 1-31            --            --              --         92,723
SEP 1-30            --            --              --         92,723
OCT 1-31        17,686            15.44       17,686         75,037
NOV 1-30         3,039            14.06        3,039         71,998
DEC 1-31            --            --              --         71,998

TOTAL           20,725            15.24       20,725         71,998

FOOTNOTES TO TABLE
(a) The Plan was announced and re-approved by the Board on October 4, 2010 and reapproved by the Board on March 21, 2011.
(b) Share amount approved is equal to 5% of shares outstanding as of December 31, 2010; 96,587 shares
(c)  The expiration date of the plan is June 30, 2012
(d)  Not aplicable
(e)  Not applicable


ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications